Condensed Parent Company Only Financial Statements - Summary of Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 3,762	$ 4,069	$ 2,920
Increase (decrease) in:
Net cash provided by operating activities	9,315	9,339	11,216
Cash flows for investing activities:
Net cash used in investing activities	(4,329)	58,219	26,925
Cash flows from financing activities:
Purchase of preferred stock - treasury		(18,400)
Purchase of common stock - treasury	(853)
Purchase of common stock warrant	(257)
Dividends paid on preferred stock		(1,007)	(920)
Dividends paid on common stock	(751)	(598)	(1,909)
Net cash (used in) provided by financing activities	13,686	(79,142)	(50,365)
Net increase (decrease) in cash	18,672	(11,584)	(12,224)
Cash and cash equivalents, beginning of period	37,176	48,760	60,984
Cash and cash equivalents, end of period	55,848	37,176	48,760
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Cash flows from operating activities:
Net income	3,762	4,069	2,920
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	817	1,025	(3,769)
Amortization of restricted stock	115	99	118
Increase (decrease) in:
Current income taxes payable	(355)	74
Accrued expenses	(142)	(1)	438
Net cash provided by operating activities	4,197	5,266	(293)
Cash flows for investing activities:
Net cash used in investing activities
Cash flows from financing activities:
Purchase of preferred stock - treasury		(18,400)
Purchase of common stock - treasury	(853)
Purchase of common stock warrant	(257)
Dividends paid on preferred stock		(1,007)	(920)
Dividends paid on common stock	(751)	(598)	(1,909)
Net cash (used in) provided by financing activities	(1,861)	(20,005)	(2,829)
Net increase (decrease) in cash	2,336	(14,739)	(3,122)
Cash and cash equivalents, beginning of period	2,863	17,602	20,724
Cash and cash equivalents, end of period	$ 5,199	$ 2,863	$ 17,602